13F-HR
<PERIOD>		11/09/04
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED SEPTEMBER 30, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)[ ] is a restatement.
					  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56 Street
		Suite 1510
		New York, NY 10022

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  Chief Compliance Officer
Phone:  212-317-0200
Signature, Place, and Date of Signing:
Nancy J. O. Luburich, New York, NY Nov. 09, 2004

Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:


Form 13 F Information Table Value Total: $154,385,184


			Form 13 F information Table
			      Title of		        Value	Shares/	Sh/	Put/	Invstmt	Other	Voting Authority
Name of Issuer			Class	CUSIP		(x$1000)PRN AMT	PRN	Call	Dscretn	Mngrs	Sole	Shared	None

3M Company			COM	88579Y101	1983	24800	SH		SOLE		24800	0	0
A. T. & T. Corp.		COM	001957505	429	30000	SH		SOLE		30000	0	0
Aetna Inc. 8.50%		COM	00817Y207	384	14300	SH		SOLE		14300	0	0
Alcoa Inc.			COM	013817101	2314	68900	SH		SOLE		68900	0	0
Alliance Capital Mngt Ho	COM	01855A101	497	14025	SH		SOLE		14025	0	0
Alltel Corp. Equity Units 	COM	020039822	483	9350	SH		SOLE		9350	0	0
Amerada Hess Cp 7% ACES		COM	023551401	361	4525	SH		SOLE		4525	0	0
American Express Corp		COM	025816109	2714	52750	SH		SOLE		52750	0	0
American Int'l Group		COM	026874107	1960	28830	SH		SOLE		28830	0	0
Amgen Inc.			COM	031162100	2472	43530	SH		SOLE		43530	0	0
AmSouth Bancorp			COM	032165102	485	19900	SH		SOLE		19900	0	0
BankAmerica Corp.		COM	060505104	836	19302	SH		SOLE		19302	0	0
Barr Laboratories, Inc.		COM	068306109	2796	67511	SH		SOLE		67511	0	0
Basic Indus Select Sector	COM	81369Y100	419	15225	SH		SOLE		15225	0	0
Bassett Furniture Indus		COM	070203104	401	21263	SH		SOLE		21263	0	0
Baxter Intl Inc. 7%		COM	071813406	569	10600	SH		SOLE		10600	0	0
Biogen Idec Inc.		COM	09062X103	1972	32250	SH		SOLE		32250	0	0
Boise Cascade Corp 7.50%	COM	097383855	514	10350	SH		SOLE		10350	0	0
Boston Scientific Corp.		COM	101137107	715	18000	SH		SOLE		18000	0	0
Bristol-Myers Squibb Co.	COM	110122108	565	23900	SH		SOLE		23900	0	0
C.R. Bard, Inc.			COM	067383109	2038	36000	SH		SOLE		36000	0	0
Cadbury Schweppes PLC		COM	127209302	2533	81950	SH		SOLE		81950	0	0
Cedar Fair, L.P.		COM	150185106	429	14000	SH		SOLE		14000	0	0
Chesapeake Corporation		COM	165159104	461	19200	SH		SOLE		19200	0	0
ChevronTexaco Corp		COM	166764100	2982	55600	SH		SOLE		55600	0	0
Cisco Systems Inc		COM	17275R102	2295	126850	SH		SOLE		126850	0	0
CitiGroup			COM	172967101	2536	57500	SH		SOLE		57500	0	0
Comcast Corp Class A Sp		COM	20030N200	2456	87970	SH		SOLE		87970	0	0
ConAgra, Inc.			COM	205887102	455	17700	SH		SOLE		17700	0	0
Constellation Brands, Inc	COM	21036P306	555	16950	SH		SOLE		16950	0	0
CPI Corp			COM	125902106	152	11500	SH		SOLE		11500	0	0
Curis, Inc.			COM	231269101	445	100000	SH		SOLE		100000	0	0
CVS Corp.			COM	126650100	2706	64250	SH		SOLE		64250	0	0
Devon Energy Corp		COM	25179M103	2025	28525	SH		SOLE		28525	0	0
Diageo PLC ADR			COM	25243Q205	461	9150	SH		SOLE		9150	0	0
Disney (Walt) Co.		COM	254687106	2424	107525	SH		SOLE		107525	0	0
Dominion Resources Inc.		COM	25746U109	451	6925	SH		SOLE		6925	0	0
Double Click			COM	258609304	695	117600	SH		SOLE		117600	0	0
Dow Chemical Company		COM	260543103	524	11600	SH		SOLE		11600	0	0
Electronic Arts Inc.		COM	285512109	2370	51550	SH		SOLE		51550	0	0
EMC Corp			COM	268648102	2132	184750	SH		SOLE		184750	0	0
Enterprise Products Part L	COM	293792107	556	24000	SH		SOLE		24000	0	0
Exxon Mobil Corp		COM	30231G102	2702	55914	SH		SOLE		55914	0	0
First Data Corp			COM	319963104	3088	71000	SH		SOLE		71000	0	0
FPL Group, Inc. 8.50%		COM	302571203	551	9700	SH		SOLE		9700	0	0
GATX Corporation		COM	361448103	426	16000	SH		SOLE		16000	0	0
General Electric Co.		COM	369604103	3236	96375	SH		SOLE		96375	0	0
GlaxoSmithKline PLC		COM	37733W105	3150	72050	SH		SOLE		72050	0	0
Goldman Sachs			COM	38141G104	2289	24550	SH		SOLE		24550	0	0
Grand Metropolitan LP 9.42% 	COM	386087209	273	10700	SH		SOLE		10700	0	0
H. J. Heinz Company		COM	423074103	2291	63615	SH		SOLE		63615	0	0
Hartford Financial Serv		COM	416515500	397	6525	SH		SOLE		6525	0	0
Hillenbrand Industries Inc.	COM	431573104	2268	44900	SH		SOLE		44900	0	0
Industrial Select Sector SPDR 	COM	81369Y704	425	15000	SH		SOLE		15000	0	0
ING Groep NV Perpetual Debt	COM	456837301	239	9000	SH		SOLE		9000	0	0
Intel Corp.			COM	458140100	2188	109100	SH		SOLE		109100	0	0
Intl Business Machine		COM	459200101	2379	27750	SH		SOLE		27750	0	0
International Game Tech		COM	459902102	2475	68850	SH		SOLE		68850	0	0
iSHR Nasdaq Biotech Index	COM	464287556	1566	22400	SH		SOLE		22400	0	0
J.P. Morgan Chase & Co.		COM	46625H100	2646	66600	SH		SOLE		66600	0	0
Kerr-McGee Corp			COM	492386107	446	7800	SH		SOLE		7800	0	0
Lance Inc.			COM	514606102	492	30500	SH		SOLE		30500	0	0
Lehman Bros. Hldgs Inc.		COM	524908100	2383	29900	SH		SOLE		29900	0	0
Liz Claiborne Inc.		COM	539320101	2270	60200	SH		SOLE		60200	0	0
Lowes Companies Inc.		COM	548661107	2513	46250	SH		SOLE		46250	0	0
Magellan Midstream Part L.	COM	559080106	494	9000	SH		SOLE		9000	0	0
Medtronic Inc.			COM	585055106	2544	49025	SH		SOLE		49025	0	0
Mellon Bank			COM	58551A108	2537	91650	SH		SOLE		91650	0	0
Merck & Co.			COM	589331107	330	10000	SH		SOLE		10000	0	0
Microsoft Corp.			COM	594918104	3553	128500	SH		SOLE		128500	0	0
Morgan Stanley			COM	617446448	2245	45550	SH		SOLE		45550	0	0
Motorola, Inc. Equity U 7%	COM	620076208	618	12350	SH		SOLE		12350	0	0
Mueller Industries, Inc.	COM	624756102	481	11200	SH		SOLE		11200	0	0
National City Corp		COM	635405103	482	12500	SH		SOLE		12500	0	0
New York Comm Bancorp Inc	COM	649445103	441	21500	SH		SOLE		21500	0	0
Nuveen NY Invest Quality M	COM	67062X101	155	10000	SH		SOLE		10000	0	0
Nuveen NY Select Quality Mun	COM	670976109	150	10000	SH		SOLE		10000	0	0
Oil Service Holders Trust	COM	678002106	2614	32000	SH		SOLE		32000	0	0
Omnicare, Inc.			COM	681904108	2182	76950	SH		SOLE		76950	0	0
Packaging Corp of America	COM	695156109	2980	121800	SH		SOLE		121800	0	0
Pepsico, Inc.			COM	713448108	2597	53385	SH		SOLE		53385	0	0
Pfizer, Inc.			COM	717081103	2547	83265	SH		SOLE		83265	0	0
Phelps Dodge Corp		COM	717265102	2259	24550	SH		SOLE		24550	0	0
Pixelworks, Inc.		COM	72581M107	2091	208950	SH		SOLE		208950	0	0
Plum Creek Timber Co Inc.	COM	729251108	353	10100	SH		SOLE		10100	0	0
PPG Industries, Inc.		COM	693506107	379	6200	SH		SOLE		6200	0	0
Progressive Corp Ohio 		COM	743315103	1358	16025	SH		SOLE		16025	0	0
R.R. Donnelley & Sons Co	COM	257867101	469	15000	SH		SOLE		15000	0	0
Rayonier Inc.			COM	754907103	969	21435	SH		SOLE		21435	0	0
Royal Bank of Scotland Grp P	COM	780097812	236	10000	SH		SOLE		10000	0	0
SBC Communications Inc		COM	78387G103	472	18200	SH		SOLE		18200	0	0
Scientific Atlanta Inc.		COM	808655104	1434	55350	SH		SOLE		55350	0	0
Scottish Power PLC		COM	81013T705	487	15800	SH		SOLE		15800	0	0
ServiceMaster Company		COM	81760N109	523	40700	SH		SOLE		40700	0	0
Simon Property Group, Inc.	COM	828806109	348	6500	SH		SOLE		6500	0	0
Sinclair Broadcast Group	COM	829226505	356	8850	SH		SOLE		8850	0	0
St. Paul Companies 9% Equity 	COM	792860306	510	8325	SH		SOLE		8325	0	0
Staples Inc.			COM	855030102	2555	85700	SH		SOLE		85700	0	0
StarTek, Inc.			COM	85569C107	465	14850	SH		SOLE		14850	0	0
Thornburg Mortgage, Inc.	COM	885218107	411	14200	SH		SOLE		14200	0	0
Time Warner Inc.		COM	887317105	1256	77837	SH		SOLE		77837	0	0
Tyco International		COM	902124106	3259	106300	SH		SOLE		106300	0	0
Valero L.P.			COM	91913W104	635	11400	SH		SOLE		11400	0	0
Verizon Communications		COM	92343V104	417	10600	SH		SOLE		10600	0	0
Viacom Inc. 7.25% 		COM	925524407	226	8650	SH		SOLE		8650	0	0
Viacom Inc. Cl. B		COM	925524308	2039	60759	SH		SOLE		60759	0	0
Walt Disney Company 7%		COM	254687304	368	13900	SH		SOLE		13900	0	0
Wells Fargo & Co.		COM	949746101	2248	37710	SH		SOLE		37710	0	0
Wells Fargo 7%			COM	94976Y207	387	14850	SH		SOLE		14850	0	0
Williams-Sonoma, Inc.		COM	969904101	2598	69200	SH		SOLE		69200	0	0
Yellow Roadway Corp		COM	985577105	3031	64650	SH		SOLE		64650	0	0